FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (1,973.7)	$ (2,273.8)
Assets	5,374.4	4,537.9
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1,117.1)	(817.7)
Assets	472.0	501.4
Recurring fair value measurement | Embedded derivative | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	26.7	5.1
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1,084.7)	(871.8)
Assets	472.0	501.4
Not measured at fair value in statement of financial position but for which fair value is disclosed | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Embedded derivative | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	26.7	5.1
TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.4)
TARF | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.4)
TARF | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.4)
Extendible forward arrangement | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.5)
Extendible forward arrangement | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.5)
Long-term borrowings | Recurring fair value measurement | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(435.8)	(388.3)
Long-term borrowings | Recurring fair value measurement | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(449.2)	(411.0)
Long-term borrowings | Recurring fair value measurement | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(220.0)	0.0
Long-term borrowings | Recurring fair value measurement | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(2.3)	(7.3)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(452.0)	(452.5)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(400.8)	(400.9)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(220.0)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (2.1)	$ (7.3)